Submission	Jul. 15, 2026
Submission [Line Items]
Central Index Key	0001034054
Registrant Name	SBA COMMUNICATIONS CORP
Registration File Number	333-277527
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES